Shareholder Report, Line Graph (Details) B577717_Direxion Daily S-P 500 Bull 2X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily S&P 500® Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily S&P 500® Bull 2X Shares NAV
Accumulated Value	$ 58,480	$ 33,297	$ 29,867	$ 44,248	$ 22,320	$ 21,308	$ 17,234	$ 15,648	$ 10,529	$ 10,000	$ 78,582
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 32,272	$ 23,383	$ 21,230	$ 24,862	$ 17,397	$ 15,857	$ 13,870	$ 12,921	$ 10,451	$ 10,000	$ 39,196